Trade accounts receivable, unbilled services and payments on account Contract Assets and Liabilities (Details) - USD ($) $ in Thousands		9 Months Ended
	Jan. 01, 2018	Sep. 30, 2018	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Billed services (accounts receivable)		$ 381,735	$ 388,431
Unbilled revenue		338,523	268,509
Trade accounts receivable and unbilled revenue		720,258	656,940
Allowance for doubtful accounts		(8,471)	(8,930)
Trade accounts receivable and unbilled revenue, net		711,787	648,010
Unearned revenue (payments on account)		(353,636)	(298,992)
Change in unbilled receivables		$ 70,014
Change in unbilled receivables, percent		26.10%
Change in customer advances and deposits		$ 54,644
Change in customer advances and deposits, percent		18.30%
Net balance		$ (15,113)	$ (30,483)
Change in advance payments netted against unbilled contracts receivable		$ 15,370
Change in advance payments netted against unbilled contracts receivable, percent		50.40%
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Unbilled revenue		$ 45,851
Change in unbilled receivables	$ 42,000
Change in customer advances and deposits	$ (25,100)